Trade and Other Receivables	12 Months Ended
Dec. 31, 2022
Trade and other receivables.
Trade and other receivables

16. Trade and other receivables

Trade receivables are initially measured at the original invoice amount and subsequently measured at amortised cost less allowances for expected credit losses which are measured at an amount equal to lifetime expected credit losses. In determining credit risk, the Group considers reasonable and supportable information that is relevant and available without undue costs or effort. This includes both quantitative and qualitative information and analysis based on the Group’s ageing of the receivables, customers’ payment history, and forward-looking information including wider macroeconomic factors.

When a trade receivable is determined to have no reasonable expectation of recovery it is written off, firstly against any expected credit loss allowance available and then to the income statement.

Subsequent recoveries of amounts previously provided for or written off are credited to the income statement. Long-term receivables are discounted where the effect is material.

Trade and other receivables

	2022			2021
	Current £m	Non-current £m	Total £m	Current £m	Non-current £m	Total £m
Trade receivables, net of expected credit loss allowance	1,487	–	1,487	1,318	–	1,318
Other prepayments and accrued income	106	–	106	56	–	56
Interest receivable	–	–	–	1	–	1
Employee loans and advances	6	–	6	4	–	4
Other third-party receivables	256	107	363	286	8	294
Other receivables with GSK companies	26	25	51	542	–	542
Total	1,881	132	2,013	2,207	8	2,215

Expected credit loss allowance

	2022 £m	2021 £m
At 1 January	53	51
Exchange adjustments	2	(1)
Charge for the year	14	33
Subsequent recoveries of amounts provided for	(19)	(30)
Utilised	(9)	–
At 31 December	41	53

Set out below is the information about the credit risk exposure of the Group’s trade receivables using a provision matrix:

Year ended 31 December 2022

	Trade receivables
		Days past due
	Current £m	0-30 days £m	31-90 days £m	91-180 days £m	181 days- 1 year £m	Greater than 1 year £m	Total £m
Estimated total gross carrying amount at default	1,386	58	30	15	12	27	1,528
Expected credit loss	6	1	1	2	4	27	41

Year ended 31 December 2021

	Trade receivables
		Days past due
	Current £m	0-30 days £m	31-90 days £m	91-180 days £m	181 days- 1 year £m	Greater than 1 year £m	Total £m
Estimated total gross carrying amount at default	1,255	46	30	16	7	17	1,371
Expected credit loss	7	1	5	16	7	17	53

Concentrations of credit risk with respect to trade receivables are limited, due to the Group’s customer base being large and diverse. No single customer represents more than 10% of the Group’s sales.

Within other third-party receivables and other receivables with GSK companies, £157m (2021: £627m) was classified as financial assets. The expected credit loss in other receivables is not deemed significant hence no credit loss allowance is recognised.